Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2021
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.21	As at 31.12.20
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	13,519	15,665
Performance guarantees, acceptances and endorsements	5,679	5,944
Total	19,198	21,609

Commitments
Documentary credits and other short-term trade related transactions	1,017	1,086
Standby facilities, credit lines and other commitments	345,281	331,963
Total	346,298	333,049
In addition to the above, Note 21, Legal, competition and regulatory matters details out further contingent liabilities where it is not practicable to disclose an estimate of the potential financial effect on Barclays.